EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended November 30, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	35.76%
From	01-Nov-13	15-Nov-13	16-Dec-13	Floating Allocation Percentage at Month-End	81.49%
To	30-Nov-13	16-Dec-13
Days	31

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$242,200,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,081,746.57
Series Nominal Liquidation Amount	1,243,281,746.57

Required Participation Amount	$1,243,281,746.57		Accumulation Account
Excess Receivables	$328,926,567.66		Beginning	-
			Payout	-
Total Collateral	$1,572,208,314.23		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	157.22%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.167700%
Beginning Gross Principal Pool Balance	$4,788,793,041.16		Applicable Margin	0.300000%
Total Principal Collections	$(1,527,283,445.70)			0.467700%
Investment in New Receivables	$1,688,965,308.86
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	402,741.67	0.40
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.40
Less Net CMA Offset	$(551,938,483.93)
Less Servicing Adjustment	$(2,177,436.92)		Total Due Investors	402,741.67	0.467700%
Ending Balance	$4,396,358,983.47		Servicing Fee	$1,035,166.67
			Excess Cash Flow	1,454,995.71
SAP for Next Period	35.76%

Average Receivable Balance	$4,329,478,453.82
Monthly Payment Rate	35.28%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,926,984.53
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,926,984.53